Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Taxes [Abstract]
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]

	Years Ended December 31,
	2012	2011	2010
	(In Thousands)
Current	$2,612	$2,683	$2,867

Deferred	424	(104)	(205)
	$3,036	$2,579	$2,662

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]

	Percentage of Income before Income Taxes
	Years Ended December 31,
	2012	2011	2010
Tax at statutory rates	34.0%	34.0%	34.0%
Tax exempt interest income, net of interest expense disallowance	(6.9)	(7.5)	(6.2)
Incentive stock options	0.3	0.5	0.5
Earnings on life insurance	(1.2)	(1.2)	(1.1)
Other	0.3	0.2)	(0.5)

	26.5%	26.0%	26.7%

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]

	2012	2011
	(In Thousands)
Deferred tax assets:
Allowance for loan losses	$1,871	$1,787
Deferred compensation	500	501
Purchase price adjustment	1,458	1,581
Other	292	277
Foreclosed real estate valuation allowance	48	183
Net operating loss carry forward	-	263
Total Deferred Tax Assets	4,169	4,592

Deferred tax liabilities:
Premises and equipment	334	282
Deferred loan fees	213	264
Net unrealized gains on securities	1,443	1,716

Total Deferred Tax Liabilities	1,990	2,262

Net Deferred Tax Asset	$2,179	$2,330